Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants share options to its employees, including the NEOs. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date. The Company’s typical practice is to grant annual employee options in the first quarter of the year, on the 15th day of the month following the month in which the options are approved. Pursuant to the Company’s Equity Award Grant Policy, an equity grant committee consisting of the Company’s Chief Executive Officer and Chief Financial Officer is authorized to make option grants on preset dates to employees other than individuals designated as “officers” under Rule 16a-1 of the Securities Exchange Act of 1934 and any other senior executive as designated by the Compensation Committee. Also, non-employee directors receive automatic grants of initial and annual share option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s shareholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation” below.
Options granted by the equity grant committee are made on the regular, predetermined grant dates pursuant to the Company’s Equity Award Grant Policy, on the first monthly grant date (which is the 15th day of each month) following the grant’s approval date, regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company grants share options to its employees, including the NEOs. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date. The Company’s typical practice is to grant annual employee options in the first quarter of the year, on the 15th day of the month following the month in which the options are approved. Pursuant to the Company’s Equity Award Grant Policy, an equity grant committee consisting of the Company’s Chief Executive Officer and Chief Financial Officer is authorized to make option grants on preset dates to employees other than individuals designated as “officers” under Rule 16a-1 of the Securities Exchange Act of 1934 and any other senior executive as designated by the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Options granted by the equity grant committee are made on the regular, predetermined grant dates pursuant to the Company’s Equity Award Grant Policy, on the first monthly grant date (which is the 15th day of each month) following the grant’s approval date, regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false